Commitments and Contingencies - Additional Information (Detail)			1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Jul. 23, 2020 USD ($)	Jul. 21, 2020 USD ($) State	Jun. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 02, 2020 USD ($)	Oct. 01, 2020 USD ($)	Dec. 05, 2018 USD ($)	Oct. 18, 2018 USD ($)	Jun. 25, 2018 USD ($)
Commitment And Contingencies [Line Items]
Rent expense for operating leases				$ 1,800,000			$ 2,300,000	$ 6,000,000	$ 6,600,000	$ 8,900,000	$ 7,100,000
Weighted average imputed interest rate				5.98%				5.98%		5.62%
Amount of reimbursement overpayment received from government payors					$ 10,300,000					$ 66,700,000
Accrual settlement amount				$ 20,200,000		$ 13,200,000		$ 20,200,000		$ 35,800,000
Number of states participating in settlement | State		45
Contractual obligation				$ 13,200,000				13,200,000
Income taxes percentage of payments related to civil settlement damages awards and tax refund, CARES Act						65.00%
Income tax discrete benefit related to net operating loss, CARES Act						$ 37,700,000
Contractual obligation tax benefits								$ 38,400,000
Percentage of contractual obligation initial payments				17.00%				17.00%
Subsequent Event
Commitment And Contingencies [Line Items]
Contractual obligation												$ 8,700,000
Contractual obligation in December 2020													$ 1,100,000
Contractual obligation in December 2021													1,400,000
Contractual obligation in December 2022													1,900,000
Contractual obligation in December 2023													200,000
United Health Group Settlement Agreement
Commitment And Contingencies [Line Items]
Litigation settlement agreement date								September 30, 2019		September 30, 2019
Litigation settlement amount agreed to pay to other party															$ 30,000,000
Litigation settlement upfront payment															$ 2,000,000
Litigation settlement reduction of revenue										$ 3,000,000	27,000,000
Remaining accrual balance				$ 18,000,000				$ 18,000,000		23,000,000
Litigation settlement amount for first two installments				5,000,000				5,000,000		5,000,000
Litigation settlement amount for remaining installments				6,000,000				$ 6,000,000		$ 6,000,000
Aetna Settlement Agreement
Commitment And Contingencies [Line Items]
Litigation settlement agreement date								November 2019		November 2019
Litigation settlement amount agreed to pay to other party																$ 15,000,000
Litigation settlement reduction of revenue											15,000,000
Accrued Expenses and Other Current Liabilities
Commitment And Contingencies [Line Items]
Remaining accrual balance				20,200,000				$ 20,200,000
Accrued Expenses and Other Current Liabilities | United Health Group Settlement Agreement
Commitment And Contingencies [Line Items]
Remaining accrual balance				12,000,000				12,000,000		$ 11,000,000
Accrued Expenses and Other Current Liabilities | Aetna Settlement Agreement
Commitment And Contingencies [Line Items]
Remaining accrual balance				5,000,000				5,000,000		10,000,000
Other Long Term Liabilities
Commitment And Contingencies [Line Items]
Remaining accrual balance				12,100,000				12,100,000
Other Long Term Liabilities | United Health Group Settlement Agreement
Commitment And Contingencies [Line Items]
Remaining accrual balance				6,000,000				$ 6,000,000		$ 12,000,000
Avero | Cigna Settlement Obligation
Commitment And Contingencies [Line Items]
Litigation settlement agreement date								December 5, 2018		December 5, 2018
Litigation settlement amount agreed to pay to other party														$ 12,000,000
Litigation settlement upfront payment														6,000,000
Remaining settlement amount														$ 6,000,000
Litigation settlement reduction of revenue											$ 12,000,000
Avero | Accrued Expenses and Other Current Liabilities | Cigna Settlement Obligation
Commitment And Contingencies [Line Items]
Remaining accrual balance				800,000				$ 800,000		$ 3,000,000
SDNY Civil Settlement Agreement
Commitment And Contingencies [Line Items]
Contractual obligation	$ 19,400,000
Initial payment amount				9,100,000				9,100,000
Contractual obligation additional payment amount				4,100,000				4,100,000
Contractual obligation payment amount to date				13,100,000				13,100,000
Contractual obligation in December 2020	1,600,000
Contractual obligation in December 2021	2,000,000
Contractual obligation in December 2022	$ 2,800,000
Interest rate	1.25%
Income taxes percentage of payments related to civil settlement damages awards and tax refund, CARES Act	26.00%
Maximum acceleration amount	$ 4,200,000
Income tax discrete benefit related to net operating loss, CARES Act			$ 22,700,000			37,700,000		15,700,000
Contractual obligation initial payment installment included in additional amount			5,900,000		5,900,000
SDNY Civil Settlement Agreement | Subsequent Event
Commitment And Contingencies [Line Items]
Accelerated payments													4,100,000
SDNY Civil Settlement Agreement | U.S. Federal Government
Commitment And Contingencies [Line Items]
Contractual obligation	9,700,000
SDCA Civil Settlement Agreement
Commitment And Contingencies [Line Items]
Contractual obligation		$ 16,400,000
Initial payment amount				7,700,000				7,700,000
Contractual obligation additional payment amount				3,400,000				3,400,000
Contractual obligation payment amount to date				$ 11,100,000				11,100,000
Contractual obligation in December 2020		1,400,000
Contractual obligation in December 2021		1,800,000
Contractual obligation in December 2022		$ 2,200,000
Interest rate		1.25%
Income taxes percentage of payments related to civil settlement damages awards and tax refund, CARES Act		22.00%
Maximum acceleration amount		$ 3,400,000
Income tax discrete benefit related to net operating loss, CARES Act			22,700,000					$ 15,700,000
Contractual obligation initial payment installment included in additional amount			$ 4,900,000		$ 4,900,000
SDCA Civil Settlement Agreement | Subsequent Event
Commitment And Contingencies [Line Items]
Accelerated payments													$ 3,400,000
SDCA Civil Settlement Agreement | U.S. Federal Government
Commitment And Contingencies [Line Items]
Contractual obligation		$ 10,000,000
Non Prosecution Agreement
Commitment And Contingencies [Line Items]
Maximum extension of term of agreement		24 months
Minimum
Commitment And Contingencies [Line Items]
Noncancelable operating lease term				2 years				2 years		2 years
Income taxes civil settlement damages awards and tax refund amount in single year, CARES Act						$ 5,000,000
Minimum | SDNY Civil Settlement Agreement
Commitment And Contingencies [Line Items]
Income taxes civil settlement damages awards and tax refund amount in single year, CARES Act	$ 5,000,000
Minimum | SDCA Civil Settlement Agreement
Commitment And Contingencies [Line Items]
Income taxes civil settlement damages awards and tax refund amount in single year, CARES Act		$ 5,000,000
Maximum
Commitment And Contingencies [Line Items]
Noncancelable operating lease term				4 years				4 years		4 years